                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-2591

                      RIVERSOURCE MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
CASH MANAGEMENT FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE CASH MANAGEMENT FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH MAXIMUM CURRENT INCOME CONSISTENT
WITH LIQUIDITY AND STABILITY OF PRINCIPAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    5

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   18

Notes to Financial Statements......   26

Proxy Voting.......................   38




--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Cash Management Fund Class A shares advanced 0.03% for the six-month period.

> The Fund's annualized simple yield was 0.06% and its annualized compound yield was also 0.06% for the seven-day period ended Jan. 31, 2010. These yields reflect more closely the earnings of the Fund than the total return. Short-term yields may be higher or lower than the figures shown.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                               6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
RiverSource Cash Management
  Fund
  Class A                        +0.03%   +0.07%   +2.23%   +2.80%   +2.57%
----------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.



--------------------------------------------------------------------------------
2  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                            SINCE
Without sales charge      6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  10/6/75)                  +0.03%   +0.07%   +2.23%   +2.80%   +2.57%       N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                  +0.01%   +0.01%   +1.77%   +2.25%   +1.99%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  +0.01%   +0.01%   +1.78%   +2.25%     N/A      +1.89%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +0.01%   +0.07%   +2.43%   +3.06%     N/A      +2.76%
------------------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                     N/A      N/A      N/A      N/A      N/A      +0.07%*
------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                 +0.04%   +0.09%   +2.39%     N/A      N/A      +2.50%
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +0.01%   +0.01%   +2.20%     N/A      N/A      +2.32%
------------------------------------------------------------------------------------
Class Y (inception
  3/20/95)                  +0.01%   +0.02%   +2.27%   +2.87%   +2.64%       N/A
------------------------------------------------------------------------------------

With sales charge
Class B (inception
  3/20/95)                  -4.99%   -4.99%   +0.79%   +1.88%   +1.99%       N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                  -0.99%   -0.99%   +1.78%   +2.25%     N/A      +1.89%
------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.



Sales charges do not apply to Class A, Class I, Class R2, Class R5, Class W and Class Y shares. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Class I, Class R2, Class R5 and Class Y are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Banker Acceptance                           1.3%
------------------------------------------------
Bonds(2)                                    2.8%
------------------------------------------------
Certificates of Deposit                    10.5%
------------------------------------------------
Commercial Paper                           42.5%
------------------------------------------------
Floating Rate Notes                         0.8%
------------------------------------------------
U.S. Government Agencies                   22.7%
------------------------------------------------
U.S. Government-Insured Debt(3)            19.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Category comprised of asset-backed, non captive diversified and wirelines securities.

(3) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

AN INVESTMENT IN A MONEY MARKET IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


--------------------------------------------------------------------------------
4  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads); and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                AUG. 1, 2009(a)  JAN. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.30        $1.45(e)        .29%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.49        $1.46(e)        .29%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.80(e)        .36%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14        $1.82(e)        .36%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.80(e)        .36%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14        $1.82(e)        .36%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.80(e)        .36%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14        $1.82(e)        .36%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,000.70        $0.64(e)        .13%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,024.28        $0.66(e)        .13%
--------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.40        $1.35(e)        .27%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.59        $1.36(e)        .27%
--------------------------------------------------------------------------------------------

Class W
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.80(e)        .36%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14        $1.82(e)        .36%

--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                AUG. 1, 2009(a)  JAN. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class Y
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,000.10        $1.75(e)        .35%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.19        $1.77(e)        .35%
--------------------------------------------------------------------------------------------


(a) The beginning account value for Class R2 is as of Aug. 3, 2009 (when shares of the class became publicly available) for actual expense calculations, and as of Aug. 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class R2 are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the number of days in the period).
(c) Based on the actual return for the six months ended Jan. 31, 2010: +0.03% for Class A, +0.01% for Class B, +0.01% for Class C, +0.01% for Class I, +0.04% for Class R5, +0.01% for Class W and +0.01% for Class Y.
(d) Based on the actual return for the period from Aug. 3, 2009 (when shares of the class became publicly available) to Jan. 31, 2010 of +0.07% for Class R2.
(e) From time to time, RiverSource Investments, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended Jan. 31, 2010, the annualized expense ratios would have been 0.65% for Class A, 1.31% for Class B, 1.31% for Class C, 0.37% for Class I, 0.92% for Class R2, 0.42% for Class R5, 0.67% for Class W and 0.57% for Class Y. The actual expenses paid would have been $3.24 for Class A, $6.53 for Class B, $6.53 for Class C, $1.85 for Class I, $4.51 for Class R2, $2.09 for Class R5, $3.34 for Class W and $2.84 for Class Y; the hypothetical expenses paid would have been $3.28 for Class A, $6.59 for Class B, $6.59 for Class C, $1.87 for Class I, $4.63 for Class R2, $2.12 for Class R5, $3.38 for Class W and $2.87 for Class Y.


--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (22.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Disc Nts
 02-01-10                            0.34%           $74,000,000          $73,997,944
 02-24-10                            0.06             39,900,000           39,898,338
 04-30-10                            0.71             55,000,000           54,997,966
 11-03-10                            0.55             35,000,000           35,000,000
 12-23-10                            0.44             38,000,000           38,000,000
Federal Home Loan Mtge Corp Disc Nts
 02-09-10                            0.14             46,000,000(b)        46,000,000
 02-19-10                            0.06             26,400,000           26,399,120
 02-22-10                            0.05             21,600,000           21,599,310
 03-15-10                            0.10             21,000,000           20,997,433
 08-10-10                            0.05             30,000,000(b)        30,000,000
Federal Natl Mtge Assn Disc Nts
 02-01-10                            0.04             32,100,000           32,099,893
 02-08-10                            0.05             13,000,000           12,999,838
 03-17-10                            0.10             20,700,000           20,697,355
U.S. Treasury Bills
 03-18-10                            0.03             40,000,000           39,998,172
 04-08-10                            0.05             38,000,000           37,996,052
 04-15-10                            0.06             38,000,000           37,995,250
 04-29-10                            0.08             93,000,000           92,982,757
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $661,659,428)                                                     $661,659,428
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (19.4%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Straight-A Funding LLC
 U.S. Treasury Govt Guaranty(e)
 02-01-10                            0.13%           $15,000,000          $14,999,842
 02-02-10                            0.14             44,681,000           44,680,293
 02-12-10                            0.15             20,000,000           19,998,844
 02-03-10                            0.16             35,000,000           34,999,222
 02-09-10                            0.14             20,000,000           19,999,167
 02-10-10                            0.14             35,000,000           34,998,396
 02-11-10                            0.12             17,000,000           16,999,263
 02-11-10                            0.13             45,006,000           45,003,900
 02-16-10                            0.13             37,011,000           37,008,553
 02-16-10                            0.16             20,000,000           19,998,394
 02-17-10                            0.11             30,000,000           29,998,350
 02-18-10                            0.13             37,000,000           36,997,461
 02-18-10                            0.17              8,508,000            8,507,191
 02-19-10                            0.12             20,006,000           20,004,666
 03-08-10                            0.16             27,000,000           26,995,560
 03-10-10                            0.16             34,300,000           34,294,055
 03-11-10                            0.13             41,800,000           41,793,963
 03-12-10                            0.13             38,412,000           38,406,313
 04-05-10                            0.15             40,000,000           39,989,167
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $565,672,600)                                                     $565,672,600
-------------------------------------------------------------------------------------



BANKER ACCEPTANCE (1.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 03-15-10                            0.25%           $39,000,000          $39,002,377
-------------------------------------------------------------------------------------
TOTAL BANKER ACCEPTANCE
(Cost: $39,002,377)                                                       $39,002,377
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (10.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Montreal Chicago Branch
 02-18-10                            0.15%           $23,000,000          $23,000,000
 02-19-10                            0.15             23,600,000           23,600,000
 02-22-10                            0.14             30,000,000           30,000,000
 03-26-10                            0.18             30,000,000           30,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CERTIFICATES OF DEPOSIT (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Citibank
 02-17-10                            0.16%           $28,000,000          $28,000,000
Rabobank Nederland NY
 03-09-10                            0.19             38,000,000           38,000,000
 03-18-10                            0.19             35,000,000           35,000,000
Royal Bank of Scotland
 02-08-10                            0.17             34,100,000           34,100,000
 03-08-10                            0.21             40,000,000           40,000,000
Totonto Dominion Bank NY
 03-03-10                            0.18             25,000,000           25,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $306,700,000)                                                     $306,700,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (42.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (22.1%)
Amsterdam Funding
 02-17-10                            0.19%           $28,000,000(c)       $27,997,200
 03-02-10                            0.22             32,000,000(c)        31,993,939
 03-16-10                            0.21             32,300,000(d)        32,291,522
Bryant Park Funding LLC
 02-12-10                            0.15             20,000,000(c)        19,998,844
 02-16-10                            0.15             28,000,000(c)        27,997,884
Ciesco LLC
 02-10-10                            0.20             22,600,000(c)        22,598,550
 03-09-10                            0.24             26,150,000(c)        26,143,375
Enterprise Funding LLC
 02-24-10                            0.18             21,500,000(c)        21,497,313
FCAR Owner Trust Series I
 02-01-10                            0.29             63,075,000           63,073,507
 02-22-10                            0.24             15,000,000           14,997,604
 03-09-10                            0.40             30,000,000           29,987,333
Grampian Funding LLC
 02-01-10                            0.16              8,000,000            7,999,898
 02-04-10                            0.21             20,100,000           20,099,302
 02-05-10                            0.22              7,500,000            7,499,688
 02-09-10                            0.23             26,500,000           26,498,160
 02-18-10                            0.22             30,000,000           29,996,358
Kitty Hawk Funding
 02-10-10                            0.22             35,000,000(c)        34,997,434
 02-25-10                            0.16             30,000,000(c)        29,996,533
Ranger Funding LLC
 02-02-10                            0.17             20,000,000(c)        19,999,617
 02-08-10                            0.23             15,000,000(c)        14,999,063
 03-30-10                            0.20             20,000,000(c)        19,993,444
Salisbury Receivables Company LLC
 02-25-10                            0.16             30,000,000(c)        29,996,533
 03-03-10                            0.16             25,000,000(c)        24,996,444
Sheffield Receivables
 03-02-10                            0.15             25,000,000(c)        24,996,771
Thunder Bay Funding LLC
 02-11-10                            0.14             35,000,000(c)        34,998,250
                                                                      ---------------
Total                                                                     645,644,566
-------------------------------------------------------------------------------------

BANKING (10.8%)
Bank of America
 02-01-10                            0.07              5,900,000            5,899,964
 02-04-10                            0.12             17,600,000           17,599,658
 02-08-10                            0.13             17,000,000           16,999,405
Canadian Imperial Holdings
 03-29-10                            0.17             31,000,000           30,991,509
Citigroup Funding
 02-03-10                            0.14             21,000,000           20,999,603
 02-09-10                            0.16             34,000,000           33,998,394
HSBC USA
 02-03-10                            0.13             22,000,000           21,999,609
 02-23-10                            0.17             31,000,000           30,996,487
 03-19-10                            0.14             63,900,000           63,887,646
Lloyds TSB Bank
 04-01-10                            0.52             25,000,000           24,977,972
Scotiabanc
 02-05-10                            0.11             47,300,000(c)        47,298,975
                                                                      ---------------
Total                                                                     315,649,222
-------------------------------------------------------------------------------------

LIFE INSURANCE (5.7%)
MetLife Short Term Funding LLC
 02-04-10                            0.19             54,000,000(c)        53,998,353
 02-11-10                            0.20             13,000,000(c)        12,999,090
 02-12-10                            0.22             35,000,000(c)        34,997,093
 04-12-10                            0.19             16,000,000(c)        15,993,920


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                   RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
LIFE INSURANCE (CONT.)
New York Life Capital
 02-16-10                            0.11%            $5,900,000(c)        $5,899,666
 02-17-10                            0.12             22,004,000(c)        22,002,680
 03-04-10                            0.13             18,900,000(c)        18,897,748
                                                                      ---------------
Total                                                                     164,788,550
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.7%)
General Electric Capital Services
 03-22-10                            0.20             23,000,000           22,993,483
 03-23-10                            0.19             27,000,000           26,992,590
                                                                      ---------------
Total                                                                      49,986,073
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.2%)
Johnson & Johnson
 03-17-10                            0.12             38,000,000(c)        37,994,173
Roche Holdings
 02-03-10                            0.06             25,000,000(c)        24,999,806
                                                                      ---------------
Total                                                                      62,993,979
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $1,239,062,390)                                                 $1,239,062,390
-------------------------------------------------------------------------------------



FLOATING RATE NOTES (0.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Bank of America
 02-12-10                            0.39%           $22,000,000(b,d)     $21,999,612
-------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Cost: $21,999,612)                                                       $21,999,612
-------------------------------------------------------------------------------------



BONDS (2.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED SECURITIES (1.0%)
AmeriCredit Automobile Receivables Trust
 Series 2009-1 Cl A1
 07-15-10                            0.84%           $11,848,993(d)       $11,848,993
Chrysler Financial Auto Securitization Trust
 Series 2009-A Cl A1
 07-15-10                            1.01             15,931,083(d)        15,931,083
                                                                      ---------------
Total                                                                      27,780,076
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
General Electric Capital
 Sr Unsecured
 05-10-10                            0.33             10,000,000(b)         9,953,917
-------------------------------------------------------------------------------------

WIRELINES (1.5%)
AT&T
 Sr Unsecured
 02-05-10                            0.38             45,000,000(b)        45,000,229
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $82,734,222)                                                       $82,734,222
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,916,830,629)(f)                                              $2,916,830,629
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.


--------------------------------------------------------------------------------
10  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(c) Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $1,253,955,298 or 42.98% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $82,071,210 or 2.81% of net assets.

(e) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(f) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2010.



--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
12  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                           --------------------------------------------------------------------
                                LEVEL 1            LEVEL 2
                             QUOTED PRICES          OTHER           LEVEL 3
                               IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                              MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government
    Agencies                      $--            $661,659,428         $--          $661,659,428
  U.S. Government-
    Insured Debt                   --             565,672,600          --           565,672,600
  Banker Acceptance                                39,002,377                        39,002,377
  Certificates of
    Deposit                        --             306,700,000          --           306,700,000
  Commercial Paper                 --           1,239,062,390          --         1,239,062,390
  Floating Rate Notes              --              21,999,612          --            21,999,612
-----------------------------------------------------------------------------------------------
Total Short-Term
  Securities                       --           2,834,096,407          --         2,834,096,407
-----------------------------------------------------------------------------------------------
Bonds
  Asset-Backed
    Securities                     --              27,780,076          --            27,780,076
  Corporate Debt
    Securities                     --              54,954,146          --            54,954,146
-----------------------------------------------------------------------------------------------
Total Bonds                        --              82,734,222          --            82,734,222
-----------------------------------------------------------------------------------------------
Total                             $--          $2,916,830,629         $--        $2,916,830,629
-----------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value (identified cost
  $2,916,830,629)                                                  $2,916,830,629
Cash                                                                    1,182,690
Capital shares receivable                                              15,772,152
Accrued interest receivable                                               329,615
---------------------------------------------------------------------------------
Total assets                                                        2,934,115,086
---------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                          40,761
Capital shares payable                                                 16,089,419
Accrued investment management services fees                                24,179
Accrued distribution fees                                                   8,897
Accrued transfer agency fees                                               21,134
Accrued administrative services fees                                        4,207
Accrued plan administration services fees                                     115
Other accrued expenses                                                    390,497
---------------------------------------------------------------------------------
Total liabilities                                                      16,579,209
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $2,917,535,877
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   29,242,662
Additional paid-in capital                                          2,894,946,843
Excess of distributions over net investment income                        (64,878)
Accumulated net realized gain (loss)                                   (6,588,750)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $2,917,535,877
---------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $2,782,152,542        2,788,574,683                       $1.00
Class B                     $   53,917,105           54,041,446                       $1.00
Class C                     $    5,108,163            5,119,843                       $1.00
Class I                     $   30,057,325           30,122,496                       $1.00
Class R2                    $        2,501                2,500                       $1.00
Class R5                    $        5,428                5,440                       $1.00
Class W                     $   18,337,917           18,380,330                       $1.00
Class Y                     $   27,954,896           28,019,420                       $1.00
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)



INVESTMENT INCOME
Income:
Interest                                                           $ 5,436,497
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  4,724,493
Distribution fees
  Class A                                                            1,502,187
  Class B                                                              239,107
  Class C                                                               22,674
  Class R2                                                                   3
  Class W                                                               10,560
Transfer agency fees
  Class A                                                            3,862,269
  Class B                                                               85,446
  Class C                                                                7,934
  Class R5                                                                   2
  Class W                                                               21,120
  Class Y                                                                7,431
Administrative services fees                                           819,128
Plan administration services fees
  Class R2                                                                   3
  Class Y                                                               22,292
Compensation of board members                                           46,667
Custodian fees                                                          11,125
Printing and postage                                                   310,100
Registration fees                                                       47,050
Licensing fees                                                             188
Professional fees                                                       28,234
Other                                                                  523,481
------------------------------------------------------------------------------
Total expenses                                                      12,291,494
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (7,699,223)
------------------------------------------------------------------------------
Total net expenses                                                   4,592,271
------------------------------------------------------------------------------
Investment income (loss) -- net                                        844,226
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                          130
Increase from payments by affiliate (Note 5)                         9,304,292
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              9,304,422
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $10,148,648
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                 JAN. 31, 2010    JULY 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $       844,226  $    37,364,210
Net realized gain (loss) on investments                                    130      (42,553,881)
Net change in unrealized appreciation (depreciation) on
  investments                                                               --             (550)
Increase from payments by affiliate (Note 5)                         9,304,292       34,873,834
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        10,148,648       29,683,613
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (1,010,782)     (35,074,238)
    Class B                                                             (2,384)        (469,907)
    Class C                                                               (219)         (46,043)
    Class I                                                             (4,829)      (1,095,158)
    Class R2                                                                (2)             N/A
    Class R5                                                                (2)             (46)
    Class W                                                             (1,062)        (399,209)
    Class Y                                                             (1,488)        (279,536)
-----------------------------------------------------------------------------------------------
Total distributions                                                 (1,020,768)     (37,364,137)

-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                 JAN. 31, 2010    JULY 31, 2009
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales
  Class A shares                                               $ 1,407,660,099  $ 4,060,422,792
  Class B shares                                                    11,224,258      132,141,549
  Class C shares                                                     2,155,539       13,845,551
  Class I shares                                                     7,432,513       92,650,726
  Class R2 shares                                                        2,493              N/A
  Class R5 shares                                                          435               --
  Class W shares                                                     1,345,216       34,348,768
  Class Y                                                            4,145,809       19,910,482
Reinvestment of distributions at net asset value
  Class A shares                                                     1,007,361       34,653,112
  Class B shares                                                         2,264          455,312
  Class C shares                                                           205           42,981
  Class I shares                                                         5,894        1,110,254
  Class W shares                                                         1,077          405,151
  Class Y                                                                1,480          285,269
Conversions from Class B to Class A
  Class A shares                                                        18,160       19,717,666
  Class B shares                                                       (18,160)     (19,717,666)
Payments for redemptions
  Class A shares                                                (1,914,096,635)  (5,556,965,449)
  Class B shares                                                   (33,840,488)    (122,217,607)
  Class C shares                                                    (4,138,087)     (14,491,311)
  Class I shares                                                   (52,005,348)    (105,542,388)
  Class W shares                                                   (14,419,959)     (41,589,278)
  Class Y                                                           (7,366,052)     (22,320,304)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    (590,881,926)  (1,472,854,390)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (581,754,046)  (1,480,534,914)
Net assets at beginning of period                                3,499,289,923    4,979,824,837
-----------------------------------------------------------------------------------------------
Net assets at end of period                                    $ 2,917,535,877  $ 3,499,289,923
-----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                       $       (64,878) $       111,664
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                     $1.00            $1.00       $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)          .008         .03         .05         .04         .02
Net gains (losses) (both realized and
 unrealized)                                             (.003)           (.007)         --          --          --          --
Increase from payments by affiliate                       .003             .007          --          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)          .008         .03         .05         .04         .02
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)        (.008)       (.03)       (.05)       (.04)       (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00            $1.00       $1.00       $1.00       $1.00       $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .03%(b)          .79%(c)    3.52%       4.80%       3.82%(d)    1.63%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .77%(e)          .73%        .65%        .70%        .83%        .80%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .29%(e)          .61%        .65%(g)     .70%        .75%        .80%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .06%(e)          .86%       3.45%       4.65%       3.75%       1.58%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,782           $3,279      $4,728      $4,662      $3,692      $3,054
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)         .005        .03        .04        .03        .01
Net gains (losses) (both realized and
 unrealized)                                             (.003)          (.007)        --         --         --         --
Increase from payments by affiliate                       .003            .007         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)         .005        .03        .04        .03        .01
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)       (.005)      (.03)      (.04)      (.03)      (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .01%(b)         .45%(c)   2.84%      4.11%      3.14%(d)    .98%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    1.43%(e)        1.39%      1.30%      1.36%      1.49%      1.45%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .36%(e)         .93%      1.30%(g)   1.36%      1.40%      1.44%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.02%)(e)        .41%      2.70%      3.98%      3.05%       .91%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $54             $76        $86        $76       $103       $129
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)         .005        .03        .04        .03        .01
Net gains (losses) (both realized and
 unrealized)                                             (.003)          (.007)        --         --         --         --
Increase from payments by affiliate                       .003            .007         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)         .005        .03        .04        .03        .01
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)       (.005)      (.03)      (.04)      (.03)      (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .01%(b)         .46%(c)   2.85%      4.12%      3.14%(d)    .98%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    1.43%(e)        1.39%      1.30%      1.36%      1.49%      1.45%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .36%(e)         .96%      1.30%(g)   1.36%      1.41%      1.44%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.01%)(e)        .44%      2.60%      4.00%      3.05%       .91%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $5              $7         $8         $4         $3         $2
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)         .010        .04        .05        .04        .02
Net gains (losses) (both realized and
 unrealized)                                             (.003)          (.007)        --         --         --         --
Increase from payments by affiliate                       .003            .007         --         --         --         --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)         .010        .04        .05        .04        .02
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)       (.010)      (.04)      (.05)      (.04)      (.02)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .01%(b)         .96%(c)   3.81%      5.14%      4.16%(d)   2.04%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .42%(e)         .43%       .37%       .38%       .42%       .39%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .36%(e)         .43%       .37%(g)    .38%       .42%       .39%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(e)        1.02%      3.55%      4.97%      4.42%      2.21%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $30             $75        $87        $49        $63        $12
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                    PERIOD ENDED
CLASS R2                                            JAN. 31, 2010
PER SHARE DATA                                     (UNAUDITED)(h)
Net asset value, beginning of period                    $1.00
-----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             .001
Net gains (losses) (both realized and
 unrealized)                                            (.003)
Increase from payments by affiliate                      .003
-----------------------------------------------------------------
Total from investment operations                         .001
-----------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                    (.001)
-----------------------------------------------------------------
Net asset value, end of period                          $1.00
-----------------------------------------------------------------
TOTAL RETURN                                             .07%(b)
-----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                    .90%(e)
-----------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 .13%(e)
-----------------------------------------------------------------
Net investment income (loss)                             .22%(e)
-----------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--
-----------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED           YEAR ENDED JULY 31,
CLASS R5                                             JAN. 31, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(i)
Net asset value, beginning of period                     $1.00           $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)         .009        .04         .03
Net gains (losses) (both realized and
 unrealized)                                             (.003)          (.007)        --          --
Increase from payments by affiliate                       .003            .007         --          --
------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)         .009        .04         .03
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)       (.009)      (.04)       (.03)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .04%(b)         .91%(c)   3.75%       3.20%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .49%(e)         .51%       .41%        .44%(e)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .27%(e)         .49%       .41%(g)     .44%(e)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .05%(e)         .90%      3.68%       4.90%(e)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED           YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(j)
Net asset value, beginning of period                     $1.00           $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)         .008        .04         .03
Net gains (losses) (both realized and
 unrealized)                                             (.003)          (.007)        --          --
Increase from payments by affiliate                       .003            .007         --          --
------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)         .008        .04         .03
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)       (.008)      (.04)       (.03)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00           $1.00      $1.00       $1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              .01%(b)         .76%(c)   3.49%       3.13%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .72%(e)         .73%       .67%        .65%(e)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .36%(e)         .64%       .67%(g)     .65%(e)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.01%)(e)        .78%      4.05%       4.46%(e)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $18             $31        $38        $120
------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS Y                                              JAN. 31, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007        2006        2005
Net asset value, beginning of period                     $1.00            $1.00      $1.00      $1.00        $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .000(a)          .008        .04        .05          .04        .02
Net gains (losses) (both realized and
 unrealized)                                             (.003)           (.007)        --         --           --         --
Increase from payments by affiliate                       .003             .007         --         --           --         --
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .000(a)          .008        .04        .05          .04        .02
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.000)(a)        (.008)      (.04)      (.05)        (.04)      (.02)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.00            $1.00      $1.00      $1.00        $1.00      $1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            .01%(b)          .81%(c)     3.60%      4.92%      3.95%(d)     1.76%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Gross expenses prior to expense
 waiver/reimbursement                                     .61%(e)          .63%       .57%       .59%         .68%       .66%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .35%(e)          .58%       .57%(g)    .59%         .62%       .66%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.01%)(e)         .82%      3.73%      4.75%        3.78%      1.55%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $28              $31        $33        $44          $84       $140
-----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to less than $0.001 per share.
(b) During the six months ended Jan. 31, 2010, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.29%.
(c) During the year ended July 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.74% for Class A and 0.71% for Class B, Class C, Class I, Class R5, Class W and Class Y.
(d) During the year ended July 31, 2006, the Fund received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(e) Annualized.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(g) For the year ended July 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 0.63% for Class A, 1.29% for Class B, 1.29%, Class C, 0.36% for Class I, 0.41% for Class R5, 0.65% for Class W and 0.55% for Class Y.
(h) For the period from Aug. 3, 2009 (when shares became publicly available) to Jan. 31, 2010.
(i) For the period from Dec. 11, 2006 (when shares became publicly available) to July 31, 2007.
(j) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.
The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Cash Management Fund (the Fund) is a series of RiverSource Money Market Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in money market instruments.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R5, Class W and Class Y shares.

-  Class A shares have no sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R5 and Class Y shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 became available effective Aug. 3, 2009.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, RiverSource Investments, LLC (the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
26  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RECENT ACCOUNTING PRONOUNCEMENTS
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

On Feb. 23, 2010, the SEC adopted amendments to rules under the 1940 Act that impact investment and reporting requirements for money market funds. At this time the Fund is evaluating these amendments, however, it is not expected that they will have a material impact on the Fund's financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. The management fee for the six months ended Jan. 31, 2010 was 0.30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
28  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for six months ended Jan. 31, 2010 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $8,606.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $22.00 for Class A, $23.00 for Class B and $22.50 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R5 and Class Y shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


attributable to Class R2 shares and an annual fee at a rate of 0.15% of the Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 0.85%, 0.75% and 0.50% of the Fund's average daily net assets attributable to Class B, Class C and Class R2 shares, respectively. For Class B shares, of the 0.85% fee, up to 0.75% is reimbursed for distribution expenses. For the six months ended Jan. 31, 2010, the Distributor agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the 0.85% fee for Class B shares and 0.25% of the 0.50% fee for Class R2 shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $6,445,000 and $51,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
CDSCs received by the Distributor for distributing Fund shares were $57,433 for Class B and $874 for Class C for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses were as follows:

Class A..............................................  0.29%
Class B..............................................  0.36
Class C..............................................  0.36
Class I..............................................  0.36
Class R2.............................................  0.13
Class R5.............................................  0.27
Class W..............................................  0.36
Class Y..............................................  0.35




--------------------------------------------------------------------------------
30  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $1,185,456
Class B..........................................      27,296
Class C..........................................       2,511
Class Y..........................................         140


The management fees, administrative services fees and other fees waived/reimbursed at the Fund level were $6,483,820.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.65%
Class B..............................................  1.31
Class C..............................................  1.31
Class I..............................................  0.37
Class R2.............................................  0.92
Class R5.............................................  0.42
Class W..............................................  0.67
Class Y..............................................  0.57


In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purpose of allowing the Fund to avoid a negative net yield or to increase the Fund's positive net yield. The Fund's yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
The Fund participated in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program) during the three terms of the Program's duration that expired on Sept. 18, 2009. On Oct. 6, 2008, the Fund applied to participate in the initial term of the Program through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term).


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Fund paid total upfront fees to the U.S. Department of Treasury over the duration of the Program in the amount of 0.060% of the Fund's net asset value as of Sept. 19, 2008 for the Fund's participation in the Program. The fees were amortized over the period of participation in the Program and included as a component of other expenses on the Fund's Statement of Operations. The cost to participate was borne by the Fund without regard to any contractual expense limitation in effect, if any. However, to the extent the Investment Manager voluntarily limited the expenses of the Fund for the purposes of supporting its yield, the cost to participate in the Program may have been absorbed by the Investment Manager.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.


--------------------------------------------------------------------------------
32  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



5. PAYMENTS BY AFFILIATE

On Sept. 15, 2008, Lehman Brothers Holdings Inc. (Lehman Brothers) filed a Chapter 11 bankruptcy petition. At that time, the Fund owned $40 million in medium term commercial paper issued by Lehman Brothers (the Lehman Notes). The value of the Lehman Notes declined following Lehman Brothers filing of its bankruptcy petition. From Sept. 16, 2008 through Sept. 30, 2008, Ameriprise Financial purchased the total $40 million par of the Lehman Notes from the Fund for cash at a price equal to amortized cost plus accrued interest in accordance with Rule 17a-9 of the 1940 Act. The Fund recorded $30.3 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of the Lehman Notes at each purchase date and the cash received from Ameriprise Financial.

In 2009, Ameriprise Financial purchased a position of the Fund's structured investment vehicle holding of WhistleJacket Capital LLC (WJC) from the Fund. The Fund recorded $3.5 million as a payment by affiliate, which is equal to the aggregate difference between the fair value of WJC at each purchase date and the cash received from Ameriprise Financial.

From June 8, 2009 through July 31, 2009, due to realized losses of the Fund, Ameriprise Financial paid approximately $1.0 million to the Fund to provide support to the Fund's $1.00 net asset value per share.

During the six months ended Jan. 31, 2010, due to realized losses of the Fund, Ameriprise Financial has paid approximately $9.3 million to the Fund to provide support to the Fund's $1.00 net asset value per share. These amounts are recorded as increase from payments by affiliate on the Statement of Operations. Subsequent to Jan. 31, 2010 and through date of issuance of the Fund's financial statements, additional support payments have been made by Ameriprise Financial amounting to approximately $173,000.

6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


For federal income tax purposes, the Fund had a capital loss carry-over of $7,363,623 at July 31, 2009, that if not offset by capital gains will expire as follows:


 2016        2017
$6,554    $7,357,069


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $8,529,548 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

--------------------------------------------------------------------------------
34  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund

--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
36  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT  37

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE CASH MANAGEMENT FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE CASH MANAGEMENT FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6322 AA (4/10)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           RiverSource Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 6, 2010